Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Summary of income tax expense

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	74,300	275,107	531,961
Deferred income tax (benefit) expense	10,174	(32,071)	(85,930)
Total	84,474	243,036	446,031

Summary of actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income taxes	180,556	982,093	1,719,015
Computed expected tax expense	45,139	245,523	429,754
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	1,619	8,080	7,189
Additional deduction for research and development expenses	(8,714)	(5,249)	(9,472)
Share-based compensation	40,798	40,995	8,198
Tax loss expiration	2,800	30	3,885
Change in valuation allowance	1,085	(68)	(2,522)
Tax rate difference due to different jurisdiction	—	(1,354)	(6,656)
Tax holiday	—	(44,557)	(39,445)
Withholding tax on distributable earnings	—	—	54,000
Others	1,747	(364)	1,100
Total	84,474	243,036	446,031

Summary of effect of the tax holiday

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Effect of tax holiday	—	44,557	39,445
Net income per ordinary share—Basic	—	0.11	0.10
Net income per ordinary share—Diluted	—	0.11	0.09

Summary of tax effects of temporary differences that give rise to the deferred tax assets (liabilities)

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets (liabilities)
Tax losses carried forward	53,219	51,391
Allowance for doubtful accounts	16,944	11,980
Accrued payroll and other expenses	14,383	9,178
Inventory impairment	968	4,561
Deferred revenue	94,427	157,361
Contract costs	(24,556)	(29,853)
Operating lease liabilities	430,732	391,748
Operating lease right-of-use assets	(428,145)	(375,723)
Property and equipment	44,508	47,337
Excessive advertising and promotional expenses	18,056	35,185
Others	1,783	2,562
Total gross deferred tax assets	222,319	305,727
Valuation allowance on deferred tax assets	(77,372)	(74,850)
Deferred tax assets, net of valuation allowance	144,947	230,877

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets	144,947	230,877
Deferred tax liabilities	—	—
Net deferred tax assets	144,947	230,877

Summary of movement of the valuation allowance

	As of December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	77,440	77,372
Addition (reversal) during the year	(38)	1,363
Reduction as a result of expiry of net operating loss carried forward	(30)	(3,885)
Balance at the end of the year	77,372	74,850